Performance Based Compensation (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferred Compensation Arrangement with Individual, Recorded Liability	$ 345,000	$ 332,000	$ 137,000
Deferred Compensation Arrangement With Individual Employer Contribution Percentage	50.00%
Deferred Compensation Arrangement with Individual, Maximum Contractual Term, years	three
Performance Based Compensation Amount	1,800,000	1,700,000	1,100,000
Deferred Compensation Arrangement with Individual, Compensation Expense	153,000	86,000	51,000
Maximum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferred Compensation Arrangement with Individual, Recorded Liability	100,000
Deferred Compensation Arrangement with Individual Recorded Liability Percentage	50.00%
Minimum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferred Compensation Arrangement with Individual, Recorded Liability	$ 2,000
Executive Officers [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferred Compensation Arrangement with Individual Recorded Liability Percentage	50.00%
Senior Officers [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferred Compensation Arrangement with Individual Recorded Liability Percentage	35.00%